Cover	Mar. 21, 2022
Cover [Abstract]
Entity Registrant Name	Troika Media Group, Inc.
Entity Central Index Key	0001021096
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K, initially filed on March 24, 2022, is being filed to include the audited financial statements required by Item 9.01(a) of Form 8-K of Converge Direct, LLC and affiliates acquired on March 21, 2022 and the pro forma financial information of Troika Media Group, Inc. required by Item 9.01(b) of Form 8-K.
Entity Emerging Growth Company	false
Document Period End Date	Mar. 21, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0401552
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-40329
Entity Address Address Line 1	1715 N. Gower Street
Entity Address City Or Town	Los Angeles
Security Exchange Name	NASDAQ
Entity Address Postal Zip Code	90028
City Area Code	323
Local Phone Number	965-1650
Security 12b Title	Common Shares $0.01 par value
Trading Symbol	TRKA
Entity Address State Or Province	CA